Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	May 23, 2020	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Due from affiliates						$ 425,000,000
Master Loan Agreement
Related Party Transaction [Line Items]
Due from affiliates	$ 133,000,000		$ 133,000,000
Tax Related Liability
Related Party Transaction [Line Items]
Due from affiliates	65,000,000	$ 65,000,000			$ 65,000,000
Master Loan Agreement Due May2021
Related Party Transaction [Line Items]
Due from affiliates	$ 1,000,000	$ 1,000,000		$ 25,000,000
767 Auto Leasing, LLC
Related Party Transaction [Line Items]
Operating lease terms	22 months	22 months
Lease renewal term	6 months	6 months
767 Auto Leasing, LLC | Master Motor Vehicle Lease and Management Agreement
Related Party Transaction [Line Items]
Operating income or loss, percent	25.00%	25.00%
The Hertz Corporation
Related Party Transaction [Line Items]
Due from affiliates	$ 65,000,000	$ 65,000,000
The Hertz Corporation | 767 Auto Leasing, LLC
Related Party Transaction [Line Items]
Contributions from (distributions to) noncontrolling interests	$ (10,000,000)